Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS VARIABLE SERIES I
Entity Central Index Key	0000764797
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000017180
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Capital Growth VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
AssetsNet	$ 976,469,530
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,771,734
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	976,469,530
Number of Portfolio Holdings	73
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	1,771,734

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	49%
Communication Services	19%
Industrials	14%
Consumer Discretionary	5%
Health Care	5%
Financials	4%
Real Estate	1%
Consumer Staples	1%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	53.2% of Net Assets
NVIDIA Corp.	13.9%
Alphabet, Inc.	11.0%
Apple, Inc.	6.9%
Broadcom, Inc.	5.3%
Microsoft Corp.	4.6%
Applied Materials, Inc.	2.7%
Meta Platforms, Inc.	2.4%
Marvell Technology, Inc.	2.2%
Eli Lilly & Co.	2.2%
Mastercard, Inc.	2.0%

C000017184
Shareholder Report [Line Items]
Fund Name	DWS Core Equity VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Core Equity VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[2]
AssetsNet	$ 116,428,111
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 218,465
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	116,428,111
Number of Portfolio Holdings	96
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	218,465

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	38%
Financials	12%
Consumer Discretionary	10%
Industrials	9%
Communication Services	9%
Health Care	8%
Consumer Staples	4%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Table Summary
Holdings	46.5% of Net Assets
Apple, Inc.	8.6%
NVIDIA Corp.	6.4%
Microsoft Corp.	5.9%
Alphabet, Inc.	5.9%
Micron Technology, Inc.	4.6%
Amazon.com, Inc.	4.4%
Advanced Micro Devices, Inc.	3.4%
JPMorgan Chase & Co.	3.0%
Broadcom, Inc.	2.2%
AbbVie, Inc.	2.1%

C000017188
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® International VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[3]
AssetsNet	$ 96,432,150
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 253,094
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	96,432,150
Number of Portfolio Holdings	83
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	253,094

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Preferred Stocks	2%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	26%
Health Care	17%
Consumer Staples	12%
Industrials	10%
Materials	9%
Energy	7%
Consumer Discretionary	6%
Utilities	4%
Information Technology	4%
Communication Services	4%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	24%
United Kingdom	18%
France	14%
Australia	6%
Italy	6%
Singapore	6%
Spain	5%
Germany	5%
Switzerland	3%
Ireland	3%
Other	10%

Ten Largest Equity Holdings

Table Summary
Holdings	28.1% of Net Assets
BHP Group Ltd. (Australia)	3.9%
UniCredit SpA (Italy)	3.3%
Sanofi SA (France)	3.0%
Banco Santander SA (Spain)	2.8%
BNP Paribas SA (France)	2.8%
DCC PLC (Ireland)	2.7%
Credit Agricole SA (France)	2.5%
Ono Pharmaceutical Co., Ltd. (Japan)	2.4%
Central Japan Railway Co. (Japan)	2.4%
Imperial Brands PLC (United Kingdom)	2.3%

C000017182
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Small Cap VIP (the "Fund") for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.86%	[4]
AssetsNet	$ 80,982,484
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 216,644
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	80,982,484
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	31
Total Net Advisory Fees Paid ($)	216,644

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	20%
Information Technology	17%
Financials	14%
Health Care	10%
Consumer Discretionary	10%
Materials	7%
Real Estate	6%
Energy	5%
Consumer Staples	4%
Utilities	3%
Communication Services	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	67%
Japan	6%
United Kingdom	5%
Canada	3%
Switzerland	2%
Germany	2%
France	2%
Korea	2%
Australia	2%
Puerto Rico	1%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	17.0% of Net Assets
Benchmark Electronics, Inc. (United States)	2.0%
Madison Square Garden Sports Corp. (United States)	1.9%
Affiliated Managers Group, Inc. (United States)	1.8%
Lumentum Holdings, Inc. (United States)	1.8%
TechnipFMC PLC (United Kingdom)	1.7%
Ducommun, Inc. (United States)	1.7%
Adeia, Inc. (United States)	1.7%
Bridgebio Pharma, Inc. (United States)	1.6%
Popular, Inc. (Puerto Rico)	1.4%
ACM Research, Inc. (United States)	1.4%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.